SUPPLEMENT DATED JUNE 13, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.   Effective June 13, 2003, all references to Evergreen Variable Annuity Trust
     - Evergreen VA International Growth Fund: Class 1 shall mean Evergreen Variable Annuity Trust - Evergreen VA International Equity Fund: Class 1.

2.   Effective July 11, 2003, all references to Evergreen Variable Annuity Trust
     - Evergreen VA Small Cap Value Fund: Class 1 shall mean Evergreen Variable Annuity Trust - Evergreen VA Special Values Fund: Class 1.